Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 9,335,669		¥ 9,613,390	¥ 18,155,563
Other comprehensive income/(loss) before reclassification	165,653		447,568	238,312
Amounts reclassified from accumulated other comprehensive income	(425)		(14,169)	(9,635)
Total other comprehensive income, net of tax	165,228	$ 25,928	433,399	228,677
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	1,094		2,563	(1,905)
Balances	5,275,728	827,877	9,335,669	9,613,390
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,542,287		2,106,219	1,879,171
Other comprehensive income/(loss) before reclassification	168,079		433,497	228,974
Amounts reclassified from accumulated other comprehensive income	0		0	0
Total other comprehensive income, net of tax	168,079		433,497	228,974
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	1,062		2,571	(1,926)
Balances	2,711,428	425,483	2,542,287	2,106,219
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	393		499	775
Other comprehensive income/(loss) before reclassification	(2,426)		14,071	9,338
Amounts reclassified from accumulated other comprehensive income	(425)		(14,169)	(9,635)
Total other comprehensive income, net of tax	(2,851)		(98)	(297)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	32		(8)	21
Balances	(2,426)	(381)	393	499
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,542,680		2,106,718	1,879,946
Total other comprehensive income, net of tax	166,322		435,962	226,772
Balances	¥ 2,709,002	$ 425,102	¥ 2,542,680	¥ 2,106,718